Investments in Associate (Tables)	12 Months Ended
Dec. 31, 2017
Investments in Associate [abstract]
Disclosure of Associates

Medgold shares and warrants presented as marketable securities, January 1, 2017	$1,579
Cash paid upon exercise of warrants	1,372
Fair value adjustments prior to February 7, 2017	(65)
Balance of Medgold investment at February 7, 2017	2,886
Share of Medgold's loss for the period February 7, 2017 to December 31, 2017	(192)
Balance at December 31, 2017	$2,694